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6/30/2003

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	                    UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F


Report for the Quarter Ended:  June 30, 2003

Check here if Amendment [  ]; Amendment Number:


Institutional Investment Manager Filing this Report:

Name:		MPI Investment Management, Inc.
Address:	710 N. York Rd.
		Suite 101
		Hinsdale, IL 60521

13f File Number:	28-3145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	David W. Pequet
Title:	President
Phone:	630-325-6900
Signature, Place, and Date of Signing:

David W. Pequet		Hinsdale, IL	August 18, 2003

Report Type:

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934






                             			  				   VALUE    SHARES/   SH/ PUT	 INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER	 TITLE OF CLASS	 CUSIP	  (X$1000)  PRN AMT   PRN CALL	DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------  -------------- ---------- --------- --------- --- ----  ------- --------  ------ ------ ----
ADOBE		     COM       00724F101   240      7480      SH        SOLE
AMERICAN INTL GROUP  COM       026874107   294      5336      SH        SOLE
AMGEN		     COM       031162100   241      3649      SH        SOLE
ANALOG DEVICES       COM       032654105   248      7133      SH        SOLE
AUTOMATIC DATA CORP  COM       053015103   256      7566      SH        SOLE
BIOMET               COM       090613100   267      9301      SH        SOLE
CHIRON               COM       170040109   354      8082      SH        SOLE
CITIGROUP	     COM       172967101   348      8127      SH        SOLE
CONAGRA		     COM       205887102   374     15853      SH        SOLE
DENTSPLY	     COM       249030107   325      7929      SH        SOLE
EBAY                 COM       278642103   238      2284      SH        SOLE
FOREST LABS          COM       345838106   262      4792      SH        SOLE
GENERAL ELECTRIC     COM       369604103   222      7736      SH        SOLE
GUIDANT              COM       401698105   289      6516      SH        SOLE
HARLEY DAVIDSON      COM       412822108   300      7520      SH        SOLE
HEWLETT PACKARD      COM       428236103   215     10088      SH        SOLE
IDEC PHARMACEUTICAL  COM       449370105   272      8014      SH        SOLE
JOHNSON & JOHNSON    COM       478160104   329      6370      SH        SOLE
KLA TENCOR           COM       482480100   246      5292      SH        SOLE
LILY, ELI            COM       532457108   274      3977      SH        SOLE
LINEAR TECHNOLOGY    COM       535678106   412     12732      SH        SOLE
MAXIM                COM       57772K101   226      6616      SH        SOLE
MERCK & CO.	     COM       589331107   391      6453      SH        SOLE
MERRILL LYNCH & CO   COM       590188108   240      5138      SH        SOLE
MICROSOFT CORP.	     COM       594918104   354     13815      SH        SOLE
MICROCHIP            COM       595017104   291     11773      SH        SOLE
MORGAN, J.P.         COM       46625h100   231      6773      SH        SOLE
MYLAN LABS           COM       628530107   250      7193      SH        SOLE
PFIZER CORP.	     COM       717081103   374     10949      SH        SOLE
PROCTOR GAMBLE       COM       742718109   379      4247      SH        SOLE
SCHERING PLOUGH      COM       806605101   243     13070      SH        SOLE
ST. JUDE MEDICAL     COM       790849103   336      5847      SH        SOLE
SUNGUARD DATA        COM       867363103   355     13692      SH        SOLE
SYMANTEC             COM       871503108   294      6697      SH        SOLE
TRAVELERS PPTY B     COM       89420G406   198     12582      SH        SOLE
EXXON MOBIL CORP.    COM       30231G102   359     10000      SH        SOLE